GMO Developed World Stock Series Fund
GMO DEVELOPED WORLD STOCK SERIES FUND
Investment objective
High total return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees - GMO Developed World Stock Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.25%	[1]	none	0.25%	[1]	none	0.25%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.25%	[1]	none	0.25%	[1]	none	0.25%	[1]
[1]	These amounts are paid to and retained by GMO Developed World Stock Fund ("DWSF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Developed World Stock Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.45%	0.45%	0.45%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.21%	0.21%	0.21%
Total annual fund operating expenses	[1]	0.91%	0.76%	0.66%
Expense reimbursement	[1][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.90%	0.75%	0.65%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and DWSF.
[2]	The amount reflects the management fee paid by DWSF. The Fund does not charge a management fee, but indirectly bears the management fee paid by DWSF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2013, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both DWSF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example - GMO Developed World Stock Series Fund (USD $)	1 Year		3 Years
Class R4	143	[1]	342
Class R5	127	[1]	294
Class R6	117	[1]	263
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption - GMO Developed World Stock Series Fund (USD $)	1 Year		3 Years
Class R4	117	[1]	313
Class R5	101	[1]	266
Class R6	91	[1]	235
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2012, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Developed World Stock Fund (“DWSF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of DWSF. References to the Fund may refer to actions undertaken by the Fund or DWSF. The Fund’s investment adviser, GMO, is also the investment adviser to DWSF.

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity stocks that the Manager believes will provide a higher return than the MSCI World Index.

The Manager determines which stocks to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in the Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a stock or groups of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies, and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in DWSF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through DWSF, which include those outlined in the following brief summary of principal risks. DWSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by DWSF may affect DWSF’s performance more than if DWSF were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in DWSF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of DWSF.
  Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities, and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in DWSF, including the risk that DWSF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of DWSF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 18.28% (2Q2009) Lowest Quarter: –19.99% (4Q2008) Year-to-Date (as of 6/30/12): 4.00%
Average Annual Total Returns Periods Ending December 31, 2011
Average Annual Total Returns - GMO Developed World Stock Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	(4.05%)	(2.98%)		1.38%	Aug. 01, 2005	[1]
Class R4 Return After Taxes on Distributions	(4.53%)	(3.75%)		0.60%	Aug. 01, 2005	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	(2.25%)	(2.62%)		1.04%	Aug. 01, 2005	[1]
Class R5	(3.91%)	(2.83%)		1.54%	Aug. 01, 2005	[1]
Class R6	(3.81%)	(2.73%)		1.64%	Aug. 01, 2005	[1]
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(5.54%)	(2.37%)		1.94%	Aug. 01, 2005	[1]
[1]	Inception date for DWSF's predecessor fund (Class III shares).